Leases - Lease Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating	$ 37.3	$ 37.5	$ 30.7
Finance	4.7	4.0	3.2
Total lease ROU assets	42.0	41.5	33.9
Current Operating Liabilities	12.2	10.5	9.5
Current Finance Liabilities	0.9	0.5	0.0
Long-term Operating Liabilities	27.2	29.1	23.0
Long-term Finance Liabilities	1.4	0.9	0.0
Total lease liabilities	$ 41.7	$ 41.0	$ 32.5
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Operating leases, Weighted-average remaining lease term (in years)	4 years 3 months 18 days	5 years 3 months 18 days	2 years 10 months 24 days
Finance leases, Weighted-average remaining lease term (in years)	3 years	3 years	4 years 3 months 18 days
Operating leases, Weighted-average discount Rate, Percent	5.30%	4.70%	4.00%
Finance leases, Weighted-average discount Rate, Percent	5.90%	4.70%	4.10%